Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 9 — LEASES

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries lease office space from third parties.

Lease classification for lease contracts exist before January 1, 2018 the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ adoption date of ASC 842 was not reassessed upon adoption of the new lease guidance. New lease contracts entered into after January 1, 2018 is classified as operating lease or finance lease at inception of the lease in accordance with ASC 842. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries does not have any finance lease during 2020 and 2021. Operating leases result in the recognition of ROU assets and lease liabilities on the balance sheet. ROU assets represent the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ right to use the leased asset for the lease term and lease liabilities represent the obligation to make lease payments.

As of December 31, 2021, the operating lease’s weighted average remaining lease term was 0.95 years, and weighted average discount rate was 4.75%. As of December 31, 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not enter into office space lease arrangements with lease term over 12 months. Accordingly the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries adopted practical expedient and did not record right of use assets and lease liabilities as of December 31, 2022.

For the years ended December 31, 2020, 2021 and 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries incurred operating lease expense of RMB 3,792,383, RMB 3,452,190 and RMB 3,031,888, respectively. The operating lease expenses were charged to general and administrative expenses.

Cash flow information related to leases consists of the following:

	For the years ended December 31,
	2021	2022
	RMB	RMB
Operating cash payments for operating leases	1,804,116	3,031,888
Right-of-use assets obtained in exchange for operating lease liabilities	—	—